Earnings (Loss) Per Share - Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations [Abstract]
Earnings (loss) attributable to ordinary shareholders of the Company (in Yuan Renminbi) | ¥		¥ 135,466,040		¥ (113,187,048)	¥ (252,823,772)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	[1]	19,858,117		8,049,592	5,888,507
Basic earnings (loss) per share (in Yuan Renminbi per share) | (per share)	[1]	¥ 6.82	$ 0.97	¥ (14.06)	¥ (42.94)
Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation (in Yuan Renminbi) | ¥		¥ 135,466,040		¥ (113,187,048)	¥ (252,823,772)
Weighted average number of ordinary shares outstanding diluted earnings (loss) per share calculation		19,858,117		8,049,592	5,888,507
Adjusted for:
- incremental shares issuable related to options issued		4,044
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	[1]	19,862,161		8,049,592	5,888,507
Diluted earnings (loss) per share (in Yuan Renminbi per share) | (per share)	[1]	¥ 6.82	$ 0.97	¥ (14.06)	¥ (42.94)

[1]	After giving effect of the reverse stock splits, see Note 14.